SHARE CAPITAL - Summary of Share Capital, Net of Customary Transaction Costs (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Number of shares outstanding at beginning of period (in shares)	41,447	42,483	35,369
Number of shares outstanding at end of period (in shares)	47,556	41,447	42,483
Equity at beginning of period	$ (137,724)	$ 663,950	$ 886,658
Issuance of share capital (equity compensation)	3,047	2,382	4,033
Repurchase of shares		(22,931)
Equity at end of period	$ 598,410	$ (137,724)	$ 663,950
Equity Placements
Number of Shares
Increase (decrease) in number of shares outstanding	6,422		7,077
Equity Compensation
Number of Shares
Increase (decrease) in number of shares outstanding	334	40	37
Settlement Of Warrants
Number of Shares
Increase (decrease) in number of shares outstanding		26
Equity Compensation Through Employee Benefit Trust
Number of Shares
Increase (decrease) in number of shares outstanding		88
Employee Benefit Trust
Number of Shares
Increase (decrease) in number of shares outstanding		(790)
Share Buyback Program
Number of Shares
Increase (decrease) in number of shares outstanding	(647)	(400)
Total Share Capital
Number of Shares
Equity at beginning of period	$ 11,503	$ 11,571	$ 9,520
Issuance of share capital (equity compensation)		7	7
Equity at end of period	12,897	11,503	11,571
Total Share Capital | Equity Placements
Number of Shares
Increase (decrease) through other changes, equity			2,044
Issuance of share capital (equity compensation)	1,555
Total Share Capital | Equity Compensation
Number of Shares
Issuance of share capital (equity compensation)	0	7	7
Total Share Capital | Settlement Of Warrants
Number of Shares
Issuance of share capital (equity compensation)		5
Total Share Capital | Equity Compensation Through Employee Benefit Trust
Number of Shares
Issuance of share capital (equity compensation)		0
Total Share Capital | Employee Benefit Trust
Number of Shares
Repurchase of shares		0
Total Share Capital | Share Buyback Program
Number of Shares
Repurchase of shares	(161)	(80)
Total Share Premium
Number of Shares
Equity at beginning of period	1,052,959	1,052,959	841,159
Equity at end of period	1,208,192	1,052,959	1,052,959
Total Share Premium | Equity Placements
Number of Shares
Increase (decrease) through other changes, equity			211,800
Issuance of share capital (equity compensation)	155,233
Total Share Premium | Equity Compensation
Number of Shares
Issuance of share capital (equity compensation)	0	0	$ 0
Total Share Premium | Settlement Of Warrants
Number of Shares
Issuance of share capital (equity compensation)		0
Total Share Premium | Equity Compensation Through Employee Benefit Trust
Number of Shares
Issuance of share capital (equity compensation)		0
Total Share Premium | Employee Benefit Trust
Number of Shares
Repurchase of shares		0
Total Share Premium | Share Buyback Program
Number of Shares
Repurchase of shares	$ 0	$ 0